COVER PAGE	12 Months Ended
Jun. 30, 2023 shares
Entity Contact Personnel [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-28800
Entity Registrant Name	DRDGOLD LIMITED
Entity Address, Address Line One	Constantia Office Park Cnr 14th Avenue and Hendrik Potgieter Road Cycad House, Building 17, Ground Floor
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
Entity Common Stock, Shares Outstanding	864,588,711
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001023512
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	T3
Amendment Flag	true
American Depositary Shares
Entity Contact Personnel [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten ordinary shares
Trading Symbol	DRD
Security Exchange Name	NYSE
Ordinary shares
Entity Contact Personnel [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business contact
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Constantia Office Park Cnr 14th Avenue and Hendrik Potgieter Road Cycad House, Building 17, Ground Floor
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
Contact Personnel Name	Riaan Davel
Country Region	+27
City Area Code	11
Local Phone Number	470 2600
Contact Personnel Email Address	riaan.davel@drdgold.com